Trade Accounts and Other Payables - 6K (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Trade Accounts and Other Payables [Abstract]
Trade Accounts and Other Payables	The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	June 30, 2016	December 31, 2015
Creditors	2,902	5,710
Insurances	163	162
Other	147	107
Total	3,212	5,979
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2015	December 31, 2014
Creditors	5,710	184
Insurances	162	3
Other	107	77
Total	5,979	264